Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2024
Assets and Liabilities Held for Sale [Abstract]
Assets and liabilities held for sale

5. Assets and liabilities held for sale

Assets and liabilities classified as held for sale consisted of the following:

		As at December 31
	2024	2023
Assets held for sale
Prepaid expenses and other	$2.1	$-
Property, plant and equipment	381.6	-
	$383.7	$-
Liabilities related to assets held for sale
Current portion of decommissioning liability	$5.8	$-
Non-current portion of decommissioning liability	66.4	-
	$72.2	$-

On December 31, 2024, the Company classified our Pembina assets located in our Cardium CGU as assets held for sale. Subsequent to December 31, 2024, the Company announced that it had entered into a definitive asset purchase and sale agreement to dispose of these assets. The Company expects the transaction to close early in the second quarter of 2025. Refer to Note 20 for further details.

On December 31, 2024, these assets were recorded at the lesser of fair value less costs to sell and their carrying amount, resulting in a non-cash, before-tax, impairment loss of $395.4 million. The impairment expense was recorded as additional depletion, depreciation, and impairment on the Consolidated Statements of Income (Loss).